Revenue Related to Contracts With Customers - Disaggregated revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue	$ 5,799	$ 5,301	$ 3,015	$ 3,064	$ 3,438	$ 3,073	$ 3,210	$ 3,361	$ 17,179	$ 13,082
Performance obligations expected to be satisfied	$ 21,000								21,000
U.S.
Disaggregation of Revenue [Line Items]
Revenue									4,409	3,156
Non-U.S.
Disaggregation of Revenue [Line Items]
Revenue									$ 12,770	$ 9,926